PARTNERSHIP CAPITAL - Additional Information (Details)						1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
		Sep. 28, 2023 USD ($) shares	Jun. 10, 2022	Sep. 30, 2021 USD ($) shares	Jan. 21, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Nov. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2023 $ / shares	Dec. 31, 2023 USD ($) day transaction $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares		Feb. 01, 2024 $ / shares	Mar. 31, 2022	Nov. 01, 2021 shares	Oct. 01, 2021 shares	Aug. 01, 2021 shares	Apr. 21, 2021	Mar. 31, 2020 shares
Schedule of Partnership Units [Line Items]
Partnership capital, stock split, conversion ratio			1.5
Share issue related cost							$ 6,000,000
Repurchased and cancelled	[1]										$ 25,000,000
Volume weighted average of trading price, number of trading days | day											5
Basic earnings (loss) per share (in dollars per unit) | $ / shares	[2]										$ 0.14		$ 0.14		$ 1.16
Diluted earnings (loss) per share (in dollars per unit) | $ / shares	[2]										$ 0.14		$ 0.14		$ 1.16
Exchangeable shares issued as a result of special distribution | shares		21,000,000																	3,200,000	12,100,000	26,900,000		69,500,000
Exchange ratio																		1				1
Issuance of BIPC exchangeable shares		$ 751,000,000					$ 134,000,000	$ 502,000,000	$ 1,140,000,000
Issue of equity											$ 763,000,000	[1],[3]	$ 13,000,000	[4]	$ 2,974,000,000	[5]
Potential ordinary share transactions [member]
Schedule of Partnership Units [Line Items]
Quarterly distribution (usd per share) | $ / shares																	$ 0.405
Quarterly distribution rate (as a percent)																	6.00%
Brookfield Infrastructure Partners
Schedule of Partnership Units [Line Items]
Classes of partnership units | transaction											3
Holding LP
Schedule of Partnership Units [Line Items]
Classes of partnership units | transaction											4
Partners' capital
Schedule of Partnership Units [Line Items]
Repurchased (in shares) (2023: less than) | shares											1,000,000		0		0
Repurchased and cancelled											$ 25,000,000
Share repurchase related cost (2023: less than)											$ 1,000,000		$ 0		$ 0
Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares											0		0		8,000,000
Issue of equity											$ 0		$ 0		$ 194,000,000
Repurchased and cancelled (in shares) | shares											0		(11,979,750)		(9,986,588)
Repurchased and cancelled											$ 0		$ (220,000,000)		$ (186,000,000)
Preferred Unitholders Capital | Series 5 Preferred Units
Schedule of Partnership Units [Line Items]
Losses on redemption													23,000,000
Repurchased and cancelled (in shares) | shares				(20,000,000)
Repurchased and cancelled													(243,000,000)
Preferred Unitholders Capital | Series 14 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares					8,000,000
Shares issued, price per share (usd per share) | $ / shares					$ 25
Partnership units repurchased, net of costs and issuances				$ 206,000,000	$ 200,000,000
Quarterly fixed distribution rate					5.00%
Underwriting related cost					$ 6,000,000
Special General Partner
Schedule of Partnership Units [Line Items]
Partnership distributions											$ 266,000,000		$ 240,000,000		$ 206,000,000
Special General Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares) | shares											2,400,000		2,400,000		2,400,000
Non-controlling Interest - Redeemable Partnership Units
Schedule of Partnership Units [Line Items]
Issue of equity	[5]														$ (400,000,000)
Non-controlling Interest - Redeemable Partnership Units | Partners' capital
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares) | shares						3,287,267
Issued for cash (in shares) | shares							10,700,000								10,656,521
Weighted average number of shares outstanding (in shares) | shares											192,700,000		193,600,000		184,200,000
Units converted to exchangeable shares, value											$ (100,000,000)
Issue of equity							$ 400,000,000								$ 400,000,000
Non-controlling Interest - Redeemable Partnership Units | Partners' capital | Brookfield Infrastructure Partners
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares) | shares						3,287,267
Non-controlling Interest - Redeemable Partnership Units | Partners' capital | Holding LP
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares) | shares											190,300,000
Limited Partners 1
Schedule of Partnership Units [Line Items]
Repurchased and cancelled	[1]										$ 25,000,000
Issue of equity											$ 12,000,000	[1],[3]	$ 13,000,000	[4]	$ 545,000,000	[5]
Limited Partners 1 | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares							14,200,000				416,225		338,953		14,564,499
Partnership units repurchased, net of costs and issuances							$ 556,000,000
Share issue related cost							$ 23,000,000
Repurchased (in shares) (2023: less than) | shares											908,674
Repurchased and cancelled	[1]										$ 12,000,000
Dividend reinvestment plan, unit issued (in shares) | shares											400,000		300,000		400,000
Dividend reinvestment plan, proceeds											$ 13,000,000		$ 13,000,000		$ 12,000,000
Weighted average number of shares outstanding (in shares) | shares											459,400,000		458,100,000		445,100,000
Units converted to exchangeable shares, value											$ (100,000,000)
Issue of equity											$ 12,000,000	[1],[3]	$ 13,000,000	[4]	$ 545,000,000	[5]
Non-controlling Interest - Exchange LP Units, equity | Partners' capital
Schedule of Partnership Units [Line Items]
BIPC exchangeable LP converted to BIPC exchangeable (in shares) | $ / shares											$ 200,000		$ 400,000		$ 600,000
Partnership distributions (in shares) | shares																							0.11
Issue of equity															$ 259,000,000
Exchange LP conversion (in shares) | shares											200,000		200,000		100,000
Exchange LP unit conversion, value											$ 4,000,000		$ 2,000,000		$ 2,000,000
BIPC Exchange LP | Partners' capital
Schedule of Partnership Units [Line Items]
Units converted to Class A shares of BIPC (in shares) | shares						3,000,000
Units converted to exchangeable shares, value						$ (100,000,000)
Non-controlling interest— BIPC exchangeable shares | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares											21,094,441				3,210,037
Issue of equity											$ 751,000,000				$ 128,000,000
Non-controlling Interest - Exchange BIPC LP Units, equity | Partners' capital
Schedule of Partnership Units [Line Items]
Shares converted (shares) | shares											200,000		100,000
Exchange LP unit conversion, value											$ 3,000,000		$ 1,000,000
Incentive Distribution, $0.1827 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares										$ 0.1218
Distribution rights entitle as percent, threshold											15.00%
Incentive Distribution, $0.198 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares										$ 0.1320
Distribution rights entitle as percent, threshold											25.00%
Incentive Distribution, $0.203 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares													$ 0.1827
Incentive Distribution, $0.22 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share (in dollars per share) | $ / shares													$ 0.1980

[1]	Refer to Note 27, Partnership Capital.
[2]	Basic and diluted income per limited partner unit have been retroactively adjusted to reflect the impact of the special distribution and the unit split. Refer to Note 1, Organization and Description of the Business, for further details.
[3]	Refer to Note 6, Acquisition of Businesses
[4]	Refer to Note 27, Partnership Capital.
[5]	Refer to Note 27, Partnership Capital.